Loss Per Share - Summary Of Basic And Diluted Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025 [1]
Earnings per share [abstract]
Loss for the period		€ (47,938)	€ (34,476)
Dilutive effects on earnings per share	[2]	€ (2.65)	€ (2.52)
Total loss for basic and diluted earnings per share		€ (47,938)	€ (34,476)
Number of shares
Weighted average number of ordinary shares for basic and diluted 'earnings per share (thousand shares)		18,068	13,693
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share (euros per share)	[2]	€ (2.65)	€ (2.52)
Diluted losses per share (euros per share)	[2]	€ (2.65)	€ (2.52)

[1]	As a consequence of the reverse stock split that occurred in 2025 , and in accordance with IAS 33, the Company has restated the comparative information.
[2]	Unaudited